Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,167,310.45
Previously Paid Amount	0.00
Total Fee Amount	16,180.81
Total Offset Amount	0.00
Net Fee	$ 16,180.81